Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Proceeds on account of convertible options	Controlling shareholders		Transactions with non-controlling interests		Transactions Share-based payment		Hedge Reserve		Translation reserve from foreign operation		Translation reserve from currency Presentation		Accumulated loss	Total attributable to the owners of the company	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 2,239	$ 380,529	$ 0	$ 5,378	[1]	$ (19,432)	[1]	$ 13,615	[1]	$ (8,325)	[1]	$ (2,350)	[1]	$ 37,080	[1]	$ (43,180)	$ 365,554	$ 146,852	$ 512,406
Profit (loss) for the year	0	0	0	0	[1]	0	[1],[2]	0	[1]	0	[1]	0	[1]	0	[1]	11,217	11,217	10,458	21,675
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[1]	0	[1]	0	[1]	(6,223)	[1]	0	[1]	0	[1]	0	(6,223)	(2,945)	(9,168)
Exchange differences due to translation of foreign operations	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	(52,610)	[1]	0	[1]	0	(52,610)	(14,695)	(67,305)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	21,868	[1]	0	21,868	7,642	29,510
Total other comprehensive income (loss) for the year	0	0	0	0	[1]	0	[1],[3]	0	[1]	(6,223)	[1]	(52,610)	[1]	21,868	[1]	0	(36,965)	(9,998)	(46,963)
Total comprehensive profit (loss) for the year	0	0	0	0	[1],[3]	0	[1],[3]	0	[1]	(6,223)	[1]	(52,610)	[1]	21,868	[1]	11,217	(25,748)	460	(25,288)
Share-based payment	0	0	0	0	[1]	0	[1]	6,485	[1]	0	[1]	0	[1]	0	[1]	0	6,485	0	6,485
Issuance of shares, net	284	175,632	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	175,916	0	175,916
Issuance of convertible debentures	0	0	10,405	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	10,405	0	10,405
Exercise of share options	26	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	26	0	26
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	2,293	2,293
Initial consolidation of purchased company	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	22,726	22,726
Investment by non- controlling interest in subsidiaries	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	56,998	56,998
Increase (decrease) in equity	310	175,632	10,405	0	[1]	0	[1]	6,485	[1]	0	[1]	0	[1],[3]	0	[1],[3]	0	192,832	77,431	270,263
Balance at Dec. 31, 2021	2,549	556,161	10,405	5,378	[1],[3]	(19,432)	[1],[3]	20,100	[1],[3]	(14,548)	[1],[3]	(54,960)	[1],[3]	58,948	[1],[3]	(31,963)	532,638	224,743	757,381
Profit (loss) for the year	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	24,749	24,749	13,364	38,113
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[3]	0	[3]	0	[3]	35,382	[3]	0	[3]	0	[3]	0	35,382	24,510	59,892
Exchange differences due to translation of foreign operations	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	69,735	[3]	0	[3]	0	69,735	8,442	78,177
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	(84,007)	[3]	0	(84,007)	(28,151)	(112,158)
Total other comprehensive income (loss) for the year	0	0	0	0	[3]			0	[3]	35,382	[3]	69,735	[3]	(84,007)	[3]	0	21,110	4,801	25,911
Total comprehensive profit (loss) for the year	0	0	0					0	[3]	35,382	[3]	69,735	[3]	(84,007)	[3]	24,749	45,859	18,165	64,024
Share-based payment	0	0	0	0	[3]	0	[3]	13,909	[3]	0	[3]	0	[3]	0	[3]	0	13,909	0	13,909
Issuance of shares, net	270	206,355		0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	206,625	0	206,625
Issuance of convertible debentures	0	0	5,091	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	5,091	0	5,091
Exercise of share options	8	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	8	0	8
Increase in ownership rate interest within control	0	0	0	0	[3]	28	[3]	0	[3]	(64)	[3]	0	[3]	0	[3]	0	(36)	5,247	5,211
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	3,392	3,392
Investment in consolidated entity	0	0	0	0	[3]	0	[2],[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	1,177	1,177
Increase (decrease) in equity	278	206,355	5,091	0	[3]	28	[3]	13,909	[3]	(64)	[3]					0	225,597	3,032	228,629
Balance at Dec. 31, 2022	2,827	762,516	15,496	5,378	[2],[3]	(19,404)	[2],[3]	34,009	[2],[3]	20,770	[2],[3]	14,775	[2],[3]	(25,059)	[2],[3]	(7,214)	804,094	245,940	1,050,034
Profit (loss) for the year	0	0	0	0	[2]			0	[2]	0	[2]	0	[2]	0	[2]	70,924	70,924	27,117	98,041
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[2]	0	[2]	0	[2]	12,586	[2]	0	[2]	0	[2]	0	12,586	3,343	15,929
Exchange differences due to translation of foreign operations	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	42,364	[2]	0	[2]	0	42,364	11,299	53,663
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	(33,691)	[2]	0	(33,691)	(7,987)	(41,678)
Total other comprehensive income (loss) for the year	0	0	0	0	[2]	0	[2]	0	[2]	12,586	[2]	42,364	[2]	(33,691)	[2]	0	21,259	6,655	27,914
Total comprehensive profit (loss) for the year	0	0	0	0	[2]	0	[2]	0	[2]	12,586	[2]	42,364	[2]	(33,691)	[2]	70,924	92,183	33,772	125,955
Share-based payment	0	0	0	0	[2]	0	[2]	8,841	[2]	0	[2]	0	[2]	0	[2]	0	8,841	0	8,841
Issuance of shares, net	456	265,994		0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	266,450	0	266,450
Exercise of options and conversion of debentures into shares	10	22	(2)	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	30	0	30
Increase in ownership rate interest within control	0	0	0	0	[2]	(2,839)	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	(2,839)	(4,557)	(7,396)
Sale of consolidated subsidiaries	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	191	191
Dividends and distributions by subsidiaries to non-controlling interest	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	13,596	13,596
Investment in consolidated entity	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	5,448	5,448
Increase (decrease) in equity	466	266,016	(2)	0	[2]	(2,839)	[2]	8,841	[2]	0	[2]	0	[2]	0	[2]	0	272,482	(12,514)	259,968
Balance at Dec. 31, 2023	$ 3,293	$ 1,028,532	$ 15,494	$ 5,378	[2]	$ (22,243)	[2]	$ 42,850	[2]	$ 33,356	[2]	$ 57,139	[2]	$ (58,750)	[2]	$ 63,710	$ 1,168,759	$ 267,198	$ 1,435,957

[1]	The Capital reserves total to USD (4,154) thousands
[2]	The Capital reserves total to USD 57,730 thousands
[3]	The Capital reserves total to USD 30,469 thousands